Parent Company Only Condensed Financial Information	6 Months Ended
Apr. 30, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022.

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of Park Ha Cayman exceed 25% of the consolidated net assets of the Company. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.). The ability of the Company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because substantially all of the Company’s operations are conducted in China and a substantial majority of the Company’s revenues are generated in China, a majority of the Company’s revenue being earned and currency received are denominated in Renminbi (“RMB”). RMB is subject to the exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the unaudited condensed consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. Refer to the unaudited condensed consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

As of April 30, 2025 and October 31, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	April 30,	October 31,
	2025	2024
ASSETS
Current Assets
Cash and cash equivalents	1,015,018	—
Other receivables and other current assets	3,029,000	—
Deferred IPO Cost		1,088,400
Total Current Assets	4,044,018	1,088,400
Non-Current Assets
Investment in subsidiaries	2,217,273	1,879,477
Total Non-Current Assets	2,217,273	1,879,477
TOTAL ASSETS	6,261,291	2,967,877

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Intercompany Payable	2,010,851	1,461,792
Total Current Liabilities	2,010,851	1,461,792
TOTAL LIABILITIES	2,010,851	1,461,792
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 29,374,403 shares issued and outstanding as of April 30,2025 and 25,000,000 shares issued and outstanding as of October 31, 2024)*	587	500
Additional Paid In Capital	23,751,471	1,161,211
Statutory Reserve	131,962	131,962
Retained Earnings (Accumulated Deficits)	(19,564,205)	271,788
Accumulated Other Comprehensive Loss	(69,375)	(59,376)
Total Stockholders’ Equity	4,250,440	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,261,291	2,967,877
*	Certain shares are related to the IPO (See Note 14 ).

Condensed Statements of Operations

	Six Months Ended April 30, 2025	Six Months Ended April 30, 2024
Operating costs and expenses:
General and administrative expenses	20,212,966	—
Total operating expenses	20,212,966	—
Other income (expense):		—
Other income	29,001	—
Interest income	196	—
Interest expense	20	—
Total other income (expenses)	29,178	—
Share of income of subsidiaries	347,794	48,900
Net (loss) income	(19,835,994)	48,900